NON-RECOURSE BORROWINGS - Schedule of Subsidiary Borrowings By Currency (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 10,768			$ 8,423
Subsidiary borrowings	10,768			8,423
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	4,376			5,162
Subsidiary borrowings	4,376			5,162
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	6,254	$ 7,963		3,078	$ 3,998
Subsidiary borrowings	6,254	$ 7,963		3,078	$ 3,998
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	138		R$ 715	183		R$ 737
Subsidiary borrowings	$ 138		R$ 715	$ 183		R$ 737